Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income		$ 496,321	$ 542,962	$ 549,501	[1]
Other comprehensive (loss) income, net of tax:
Net change in fair value of cash flow hedges (1)	[2]	37,714	11,903	(60,353)
Net change in fair value of available-for-sale securities(2)	[3]	10,965	6,594	(21,523)
Net actuarial gain (loss) on defined benefit plan(3)	[4]	183	707	62
Other comprehensive income (loss), net of tax		48,862	19,204	(81,814)
Comprehensive income		545,183	562,166	467,687
Comprehensive income attributable to noncontrolling interests		3,124	2,253	0
Comprehensive income attributable to Amdocs Limited		$ 542,059	$ 559,913	$ 467,687

[1]	In fiscal year 2022, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.
[2]	Net of tax of $2,211, $362 and $2,076 for the fiscal years ended September 30, 2024, 2023 and 2022, respectively, please see Note 7.
[3]	No tax benefit (expense) for the fiscal years ended September 30, 2024, 2023 and 2022.
[4]	Net of immaterial tax in fiscal years 2024, 2023 and 2022.